CONCENTRATIONS OF RISK (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)
Concentration Risk [Line Items]
Total revenue	$ 76,178	$ 58,496	$ 72,782
Net account receivable		$ 16,257		$ 11,206	$ 14,410
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.20%	18.40%	9.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member] | Twenty Two Units Of Equipment [Member]
Concentration Risk [Line Items]
Total revenue	$ 11,600
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member] | Twenty-three Units of Equipment [Member]
Concentration Risk [Line Items]
Total revenue		$ 10,800	$ 6,900
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.50%	67.20%	71.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	11.60%
Net account receivable		$ 1,900			$ 3,300